OTHER LONG TERM LIABILITIES	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
OTHER LONG TERM LIABILITIES
OTHER LONG-TERM LIABILITIES

(in thousands of $)	2015	2014
Unamortized sellers' credit	11,960	15,042
Other items	3	2,542
	11,963	17,584

The Company's six offshore supply vessels were acquired from Deep Sea and were originally chartered back to subsidiaries of Deep Sea under bareboat charter agreements. As part of the purchase consideration, the Company received seller's credits totaling $37.0 million which are being recognized as additional bareboat revenues over the period of the charters. In connection with the transfer in May 2013 of the charters for five of the vessels from subsidiaries of Deep Sea to a subsidiary of Deep Sea Supply BTG, the seller's credits for these five vessels were also transferred to the new counterparty.

Other items at December 31, 2014, included the $2.5 million fair value of the guarantee provided by the Company to the providers of the loan facility to SFL West Polaris, following the sale of that company (see Note 16: Investment in associated companies). Ship Finance International Limited was released from the guarantee in June 2015.